Revenue - Schedule of Revenue (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue [Line Items]
Total Revenue		$ 2,555,411	$ 18,744,266
Business Strategy Consultancy [Member]
Schedule of Revenue [Line Items]
Total Revenue			8,086,215
Technology development [Member]
Schedule of Revenue [Line Items]
Total Revenue		2,050,000	9,342,691
Interest income [Member]
Schedule of Revenue [Line Items]
Total Revenue			1,272,227
Other revenue [Member]
Schedule of Revenue [Line Items]
Total Revenue	[1]	505,411	43,133
Point in time [Member]
Schedule of Revenue [Line Items]
Total Revenue		2,466,170	13,088,131
Over time [Member]
Schedule of Revenue [Line Items]
Total Revenue		$ 89,241	$ 5,656,135

[1]	Other revenue consists primarily of loan processing fees and management fees.